Borrowings (Details)	12 Months Ended	18 Months Ended
	Jun. 30, 2022 GBP (£)	Sep. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 636,122,000			£ 530,236,000
Non-current borrowings	530,365,000			465,049,000
Current borrowings	105,757,000			65,187,000
Minimum amount of consolidated profit or loss (EBITDA) to be maintained	£ 65,000,000
Reduced minimum amount of consolidated profit or loss (EBITDA) to be maintained		£ 25,000,000
Period of time for financial maintenance covenant testing	12 months
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	£ 347,173,000			304,474,000
Non-current borrowings	347,173,000			304,474,000
Unamortized issue costs on borrowings	2,591,000			3,050,000
Principal amount / Notional amount | $			$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	183,192,000			160,575,000
Non-current borrowings	183,192,000			160,575,000
Unamortized issue costs on borrowings	1,979,000			2,233,000
Principal amount / Notional amount | $			$ 225,000,000		$ 225,000,000
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings	100,000,000			60,000,000
Undrawn borrowing facilities	200,000,000			140,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 5,757,000			£ 5,187,000
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%		3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Minimum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	5.00%
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%		1.25%
Maximum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	100.00%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%		1.75%